Commitments (Tables)	12 Months Ended
Jun. 30, 2015
Commitments and Contingencies Disclosure [Abstract]
Other Commitments [Table Text Block]
	2015	2014
Capital commitments
Capital expenditures contracted for are analyzed as follows:
Contracted but not provided for:
Property, plant and equipment	$3,337,864	$8,180,814